Note 5 - Discontinued Operations	12 Months Ended
Dec. 31, 2021
Kumtor mine [Member]
Statement Line Items [Line Items]
Disclosure of discontinued operations [text block]

5. Discontinued operations

Loss of control of the Kumtor Mine

On May 6, 2021, the Kyrgyz Republic Parliament passed a temporary management law that allowed the Kyrgyz Republic, in certain circumstances, to assume management authority over Kumtor Gold Company CJSC (“KGC”), the Company’s wholly-owned subsidiary that owns the Kumtor Mine. Subsequently, as a result of several coordinated actions, the Kyrgyz Republic seized the Kumtor Mine on May 15, 2021 and appointed an external manager to direct the day-to-day activities of the mine, including production and sale of metals (i.e., the “loss of control event”).

On May 14, 2021, the Company initiated binding international arbitration proceedings against the Kyrgyz Republic to enforce its rights under the longstanding agreements governing the Kumtor Mine. Furthermore, on June 1, 2021, the Company’s two wholly-owned subsidiaries, KGC and Kumtor Operating Company CJSC (“KOC”), filed for protection under Chapter 11 of the Federal US Bankruptcy Code in the Southern District of New York.

While the Company remains the legal owner of KGC and KOC, the Company concluded in the second quarter of 2021, that it had lost control of the Kumtor Mine because it cannot effectively exercise power over the relevant activities related to the mine and is no longer exposed to variable returns, nor can it affect the returns of the mine through its managerial involvement. As a result of the loss of control event, the Company deconsolidated the subsidiary, and derecognized the assets and liabilities of the Kumtor Mine at their carrying amounts at the date when control was lost. The Company deemed the loss of control a significant event and concluded that the Kumtor Mine should be treated as a discontinued operation. Consequently, all amounts related to the Kumtor Mine have been classified as a discontinued operation in both the current and comparative periods in the consolidated statements of (loss) earnings and comprehensive (loss) income and consolidated statements of cash flows and the associated notes to the financial statements. However, amounts related to the Kumtor Mine are included in the consolidated statements of financial position for the year ended December 31, 2020.

While the Company is continuing to enforce its rights to the Kumtor Mine through the international arbitration proceedings and other available legal avenues, the Company’s participation in the future cash flows of the Kumtor Mine remains uncertain, and consequently no value was ascribed to the Company’s interest in KGC. A loss on the change of control equal to the net carrying value of assets and liabilities of the Kumtor Mine at the date when control was lost, totalling $926.4 million, was recognized in the consolidated statements of (loss) earnings and comprehensive (loss) income.

The Company assessed that there was no change in circumstances that would justify the remeasurement of its interest in KGC as at December 31, 2021.

The net (loss) earnings from discontinued operations from the Kumtor Mine, which include the results of operating activities while it was under the Company’s control up to May 15, 2021, for the year ended December 31, 2021 and 2020 are as follows:

	2021	2020
Revenue	$264,159	$988,947
Cost of sales
Production costs	72,613	202,191
Depreciation	57,912	209,476
Standby costs	—	6,728
Earnings from mine operations	133,634	570,552
Revenue-based taxes	36,984	138,493
Exploration and development costs	8,826	15,905
Other operating expenses	3,380	21,852
Loss on the change of control of the Kumtor Mine	926,350	—
Earnings (loss) from operations	(841,906)	394,302
Other non-operating (income) expenses	(13,290)	781
Finance costs	101	1,123
Net (loss) earnings before income tax	$(828,717)	$392,398
Net (loss) earnings from discontinued operations	$(828,717)	$392,398

Other non-operating income for the year ended December 31, 2021 includes a realized gain of $14.2 million recognized upon early settlement of fuel hedge contracts related to the Kumtor Mine. Additionally, an unrealized gain of $1.1 million was recognized for the year ended December 31, 2021, upon the novation of other fuel hedge contracts which were reassigned to the Mount Milligan Mine upon the loss of control of the Kumtor Mine.

The assets and liabilities of the Kumtor Mine, over which control was lost, are summarized in the table below:

Current assets
Amounts receivable	$38,238
Inventories	333,556
Non-current assets
Property, plant and equipment	629,374
Reclamation deposits	52,918
Other non-current assets	11,884
Assets derecognized	$1,065,970
Current liabilities
Accounts payable and accrued liabilities	63,271
Revenue-based taxes payable	17,003
Other current liabilities	325
Non-current liabilities
Provision for reclamation	56,451
Other non-current liabilities	2,570
Liabilities derecognized	$139,620
Net assets derecognized	$926,350

While the Kyrgyz Republic brought forward various claims against KGC, the Company does not believe that they have any merit. Accordingly, the Company did not accrue any liability in the accounts of KGC with respect to any of these claims prior to the loss of control event. Refer to note 25 for disclosure regarding the contingency associated with the loss of control event.